CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
4.    CAPITAL STOCK

On July 19, 2011, the Company filed with the Secretary of State of the State of Nevada a Certificate of Change to effect a reverse stock split of all of the outstanding and authorized shares of common stock at a ratio of 1 for 30 and a reverse stock split of the authorized shares of preferred stock at a ratio of 1 for 30. The reverse split became effective on August 11, 2011.All share amounts have been retroactively restated reflecting this reverse split.

During the six months ended June 30, 2011, the Company issued through a private placement 621,100 shares of common stock for $1,366,586 in cash; issued 33,333 shares of common stock for services at a fair value of $151,250. Also, there was a cashless exercise of 95,238 warrants into 62,718 shares of common stock. The Company received $60,446 in funds for subscriptions payable to purchase 25,186 shares of common stock at a price of $2.40 per share. During the six months ended June 30, 2010, the Company issued 84,022 shares of common stock for $554,523 in cash; received $200,000 for common stock subscriptions to purchase 60,606 shares of common stock. Also, the Company received $500,036 of common stock subscriptions through a private placement to purchase 75,763 shares of common stock, collectively with Class A warrants to purchase one share of common stock exercisable at a price of $3.60 per share within six months or Class B warrants to purchase one share of common stock exercisable at a price of $7.50 per share within three years after the completion of this offering.

3.	CAPITAL STOCK

All share amounts have been retrospectively presented to reflect the one-for-thirty (1:30) reverse stock split that became effective August 11,2011.

During  the year ended December 31, 2010, the Company issued through a private placement  772,312 shares of common stock and subscription payable for $2,658,710 in cash; issued 30,970 shares of common stock for services at a fair value of $221,400; 33,333 shares of common stock for prepaid marketing at fair value of $220,000. Also, the Company received $20,400 in cash for exercisable Class A warrants to purchase 6,333 shares of common stock; During the year ended December 31, 2009, the Company issued through a private placement 504,706 shares of common stock and subscription payables for $2,482,343.